Pensions and Other Postretirement Benefits	12 Months Ended
Apr. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Pensions and Other Postretirement Benefits

NOTE 9	PENSIONS AND OTHER POSTRETIREMENT BENEFITS
We have defined benefit pension plans covering certain U.S. and Canadian employees, including the acquired pension and other postretirement plans of Big Heart. Pension benefits are based on the employee’s years of service and compensation levels. Our plans are funded in conformity with the funding requirements of applicable government regulations.
In addition to providing pension benefits, we sponsor several unfunded postretirement plans that provide health care and life insurance benefits to certain retired U.S. and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.
The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive loss related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits
Year Ended April 30,	2017	2016	2015	2017	2016	2015
Service cost	$12.7	$17.8	$9.0	$2.3	$2.3	$2.3
Interest cost	25.3	27.7	23.2	2.6	2.8	2.4
Expected return on plan assets	(29.3)	(32.9)	(25.6)	—	—	—
Amortization of prior service cost (credit)	1.1	0.7	1.0	(1.5)	(1.1)	(1.1)
Amortization of net actuarial loss (gain)	13.8	10.9	10.0	(0.2)	(0.3)	(0.1)
Curtailment gain	—	(6.5)	—	—	(0.3)	—
Settlement (gain) loss	(0.7)	—	3.5	—	—	—
Net periodic benefit cost	$22.9	$17.7	$21.1	$3.2	$3.4	$3.5

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive loss before income taxes:
Prior service credit (cost) arising during the year	$2.1	$(5.3)	$(0.3)	$3.0	$—	$—
Net actuarial gain (loss) arising during the year	1.5	(43.3)	(23.7)	2.3	—	1.6
Amortization of prior service cost (credit)	1.1	0.7	1.0	(1.5)	(1.1)	(1.1)
Amortization of net actuarial loss (gain)	13.8	10.9	10.0	(0.2)	(0.3)	(0.1)
Curtailment loss (gain)	28.8	(6.5)	—	0.1	(0.3)	—
Settlement (gain) loss	(0.7)	—	3.5	—	—	—
Foreign currency translation	2.5	0.8	2.7	—	—	—
Net change for year	$49.1	$(42.7)	$(6.8)	$3.7	$(1.7)	$0.4

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	3.85%	4.06%	4.42%	3.80%	4.04%	4.27%
Expected return on plan assets	6.27	6.58	6.72	—	—	—
Rate of compensation increase	3.96	4.06	4.13	—	—	—
Canadian plans:
Discount rate	3.60%	3.51%	4.11%	3.50%	3.50%	4.10%
Expected return on plan assets	5.25	5.65	5.64	—	—	—
Rate of compensation increase	3.00	3.00	3.00	—	—	—

We amortize gains and losses for our postretirement plans over the average expected future period of vested service. For plans that consist of less than 5 percent of participants that are active, average life expectancy is used instead of the average expected useful service period.

We use a measurement date of April 30 to determine defined benefit pension and other postretirement benefit plans’ assets and benefit obligations. The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$745.9	$740.4	$75.9	$75.8
Service cost	12.7	17.8	2.3	2.3
Interest cost	25.3	27.7	2.6	2.8
Amendments	—	5.3	(3.0)	—
Actuarial loss (gain)	6.7	20.3	(2.3)	0.3
Participant contributions	—	0.1	—	0.6
Benefits paid	(43.8)	(45.7)	(3.9)	(5.2)
Foreign currency translation adjustments	(7.8)	(4.1)	(0.8)	(0.4)
Curtailment	(30.9)	(10.1)	(0.1)	(0.3)
Settlement	(30.8)	(3.0)	—	—
Acquisition	—	(2.8)	—	—
Benefit obligation at end of year	$677.3	$745.9	$70.7	$75.9
Change in plan assets:
Fair value of plan assets at beginning of year	$505.6	$550.0	$—	$—
Actual return on plan assets	37.4	(0.2)	—	—
Company contributions	28.7	8.6	3.9	4.6
Participant contributions	—	0.1	—	0.6
Benefits paid	(43.8)	(45.7)	(3.9)	(5.2)
Settlement	(30.8)	(3.0)	—	—
Foreign currency translation adjustments	(7.9)	(4.2)	—	—
Fair value of plan assets at end of year	$489.2	$505.6	$—	$—
Funded status of the plans	$(188.1)	$(240.3)	$(70.7)	$(75.9)
Defined benefit pensions	$(189.8)	$(222.3)	$—	$—
Other noncurrent assets	5.7	—	—	—
Accrued compensation	(4.0)	(18.0)	(4.1)	—
Other postretirement benefits	—	—	(66.6)	(75.9)
Net benefit liability	$(188.1)	$(240.3)	$(70.7)	$(75.9)

The following table summarizes amounts recognized in accumulated other comprehensive loss in the Consolidated Balance Sheets, before income taxes.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2017	2016	2017	2016
Net actuarial (loss) gain	$(166.4)	$(212.3)	$8.5	$6.3
Prior service (cost) credit	(5.6)	(8.8)	10.7	9.2
Total recognized in accumulated other comprehensive loss	$(172.0)	$(221.1)	$19.2	$15.5

During 2018, we expect to recognize amortization of net actuarial losses and prior service credit of $11.4 and $0.4, respectively, in net periodic benefit cost.
During 2017, we announced our plans to harmonize our retirement benefits and, as a result, will freeze our non-union U.S. defined benefit pension plans. The amendments resulted in an immaterial net settlement loss and a decrease in accumulated other comprehensive loss of $25.2 during 2017. We anticipate future savings to be realized as a result of the plan changes, which will be complete by
December 31, 2017.
As of April 30, 2017, we changed the approach utilized to estimate the service and interest cost components of net periodic benefit cost for our defined benefit pension and other postretirement benefit plans. Historically, we estimated the service and interest cost components using a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. As of April 30, 2017, we utilized a spot rate approach for the estimation of service and interest cost for our plans by applying specific spot rates along the yield curve to the relevant projected cash flows, to provide a better estimate of service and interest costs. This approach does not affect the measurement of the total benefit obligations, and will be accounted for as a change in estimate that is effected by a change in accounting principle. As such, this change in methodology will be accounted for on a prospective basis beginning
May 1, 2017. Service and interest costs on the obligation are expected to be $4.3 lower in 2018, primarily related to the defined benefit pension plans, as a result of using the spot rate approach compared to the historical approach.

The following table sets forth the weighted-average assumptions used in determining the benefit obligations.

	Defined Benefit Pension Plans		Other Postretirement Benefits
April 30,	2017	2016	2017	2016
U.S. plans:
Discount rate	3.95%	3.76%	3.86%	3.80%
Rate of compensation increase	4.15	3.96	—	—
Canadian plans:
Discount rate	3.22%	3.60%	3.16%	3.50%
Rate of compensation increase	3.00	3.00	—	—

For 2018, the assumed health care trend rates are 7.0 percent and 4.5 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in calendar 2026 for the U.S. plan and stay consistent at 4.5 percent through calendar 2017 for the Canadian plan. The health care cost trend rate assumption impacts the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported. A one percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2017:

	One Percentage Point
	Increase	Decrease
Effect on total service and interest cost components	$0.1	$0.1
Effect on benefit obligation	1.4	1.4

The following table sets forth selective information pertaining to our Canadian pension and other postretirement benefit plans, which is included in the consolidated information presented on pages 58 and 59.

	Defined Benefit Pension Plans		Other Postretirement Benefits
Year Ended April 30,	2017	2016	2017	2016
Benefit obligation at end of year	$89.8	$97.3	$9.4	$10.2
Fair value of plan assets at end of year	94.8	96.0	—	—
Funded status of the plans	$5.0	$(1.3)	$(9.4)	$(10.2)
Components of net periodic benefit cost:
Service cost	$0.3	$0.3	$—	$—
Interest cost	3.2	3.3	0.3	0.3
Expected return on plan assets	(4.7)	(5.4)	—	—
Amortization of net actuarial loss	1.1	0.8	—	—
Net periodic benefit (credit) cost	$(0.1)	$(1.0)	$0.3	$0.3
Changes in plan assets:
Company contributions	$3.1	$3.3	$0.5	$0.6
Participant contributions	—	0.1	—	—
Benefits paid	(6.6)	(6.7)	(0.5)	(0.6)
Actual return on plan assets	10.2	(0.6)	—	—
Foreign currency translation	(7.9)	(4.2)	—	—

The following table sets forth additional information related to our defined benefit pension plans.

	April 30,
	2017	2016
Accumulated benefit obligation for all pension plans	$659.6	$697.5
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	$570.6	$697.5
Fair value of plan assets	394.4	505.6
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$588.2	$745.9
Fair value of plan assets	394.4	505.6

We employ a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, we consider the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies. The actual rate of return was 8.3 percent and 1.7 percent for the years ended April 30, 2017 and 2016, respectively, which excludes administrative and investment expenses.
The following tables summarize the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy for those assets measured at fair value.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Plan Assets at April 30, 2017
Cash and cash equivalents (A)	$2.7	$—	$—	$2.7
Equity securities:
U.S. (B)	128.9	1.9	—	130.8
International (C)	81.4	10.5	—	91.9
Fixed-income securities:
Bonds (D)	168.5	—	—	168.5
Fixed income (E)	71.9	—	—	71.9
Other types of investments (F)	6.7	4.5	2.4	13.6
Total financial assets measured at fair value	$460.1	$16.9	$2.4	$479.4
Total financial assets measured at net asset value (G)				9.8
Total plan assets				$489.2

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Plan Assets at April 30, 2016
Cash and cash equivalents (A)	$2.5	$—	$—	$2.5
Equity securities:
U.S. (B)	122.0	13.5	—	135.5
International (C)	83.7	11.0	—	94.7
Fixed-income securities:
Bonds (D)	188.1	—	—	188.1
Fixed income (E)	62.4	—	—	62.4
Other types of investments (F)	6.2	—	3.2	9.4
Total financial assets measured at fair value	$464.9	$24.5	$3.2	$492.6
Total financial assets measured at net asset value (G)				13.0
Total plan assets				$505.6

(A) This category includes money market holdings with maturities of three months or less and are classified as Level 1 assets. Based on the short-term nature of these assets, carrying value approximates fair value.
(B) This category is invested primarily in a diversified portfolio of common stocks and index funds that invest in U.S. stocks with market capitalization ranges similar to those found in the S&P 500 Index and/or the various Russell Indices and are traded on active exchanges. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 assets are comprised of pooled funds that consist of equity securities traded on active exchanges.
(C) This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets. The Level 2 asset is comprised of a pooled fund that consists of equity securities traded on active exchanges.
(D) This category is comprised of bond funds, which seek to duplicate the return characteristics of high-quality corporate bonds with a duration range of
10 to 13 years. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
(E) This category is comprised of fixed-income funds that invest primarily in government-related bonds of non-U.S. issuers and include investments in the Canadian market as well as emerging markets. The Level 1 assets are valued using quoted market prices for identical securities in active markets.
(F) This category is comprised of a dynamic asset allocation mutual fund and a private limited investment partnership in 2016, and in 2017, the category also includes a real estate fund whereby the underlying investments are contained within the Canadian market. The dynamic asset allocation mutual fund is comprised of U.S. and global equities and fixed-income securities inclusive of derivatives within the asset mix. The dynamic asset allocation mutual fund is classified as a Level 1 asset, whereby the assets are valued using quoted market prices for identical securities in active markets. However, the real estate fund is classified as a Level 2 asset, whereby the underlying securities are valued utilizing quoted market prices for identical securities in active markets. The private investment limited partnership is classified as a Level 3 asset. The investments in the partnership are valued at estimated fair value based on audited financial statements received from the general partner. The private investment limited partnership cannot be redeemed, and the return of principal is based on the liquidation of the underlying assets.
(G) This category is comprised of a private equity fund that consists primarily of limited partnership interests in corporate finance and venture capital funds. The fair value estimate of the private equity fund is based on the underlying funds’ net asset values further as a practical expedient equivalent to the Company's defined benefit plan’s ownership interest in partners’ capital, whereby a proportionate share of the net assets is attributed and further corroborated by our review. The private equity fund is non-redeemable and the return of principal is based on the liquidation of the underlying assets. In accordance with ASU 2015-07, the private equity fund is removed from the total financial assets measured at fair value and disclosed separately.
The following table presents a rollforward of activity for Level 3 assets.

	2017	2016
Balance at May 1,	$3.2	$2.8
Actual return on plan assets still held at reporting date	(0.8)	0.4
Balance at April 30,	$2.4	$3.2

Our current investment policy is to invest 50 percent of assets in both equity securities and fixed-income securities. Included in equity securities were 317,552 of our common shares at April 30, 2017. The total market value of these shares was $40.2 at April 30, 2017. We paid dividends of $1.0 on these shares during 2017.
We expect to contribute approximately $16.2 to the defined benefit pension plans in 2018. We expect the following payments to be made from the defined benefit pension and other postretirement benefit plans: $49.4 in 2018, $46.9 in 2019, $49.0 in 2020, $49.0 in 2021,
$48.8 in 2022, and $254.5 in 2023 through 2027.
Multi-Employer Pension Plan: As a result of the Big Heart acquisition, we now participate in one multi-employer pension plan, the Bakery and Confectionery Union and Industry International Pension Fund (“Bakery and Confectionery Union Fund”) (52-6118572),
which provides defined benefits to certain union employees. During 2017 and 2016, a total of $1.9 and $1.8 was contributed to the plan, respectively, and we anticipate contributions of $2.2 in 2018.
The risks of participating in multi-employer pension plans are different from the risks of participating in single-employer pension plans. For instance, the assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, and if a participating employer stops contributing to the plan, the unfunded obligations of the plan allocable to the withdrawing employer may be the responsibility of the remaining participating employers. Additionally, if we stop participating in the multi-employer pension plan, we may be required to pay the plan an amount based on our allocable share of the underfunded status of the plan, referred to as a withdrawal liability.
The Pension Protection Act of 2006 ranks the funded status of multi-employer pension plans depending upon a plan’s current and projected funding. A plan is in the Red Zone (Critical) if it has a current funded percentage less than 65 percent. A plan is in the Yellow Zone (Endangered) if it has a current funded percentage of less than 80 percent or projects a credit balance deficit within seven years. A plan is in the Green Zone (Healthy) if it has a current funded percentage greater than 80 percent and does not have a projected credit balance deficit within seven years. The zone status is based on the plan’s year end, not our fiscal year end. The zone status is based on information that we received from the plan and is certified by the plan’s actuary. During calendar year 2016, the Bakery and Confectionery Union Fund was in Red Zone status, as the current funding status was 57.0 percent. A funding improvement plan, or rehabilitation plan, has been implemented.